Transactions in soles - Additional information (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Purchased call options [member]
Transactions in Soles
Closing foreign exchange rate	0.3020	0.2968
Purchased call options [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Transactions in Soles
Closing foreign exchange rate	3.311	3.369
Written put options [member]
Transactions in Soles
Closing foreign exchange rate	0.3015	0.2959
Written put options [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Transactions in Soles
Closing foreign exchange rate	3.317	3.379